Annual Total Returns[BarChart] - Domestic Equity Portfolio - Domestic Equity Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.91%	14.35%	34.03%	13.87%	(0.09%)	14.98%	13.78%	(2.81%)	20.77%	0.73%